Registration Nos. 333-3935; 811-7743
                                          Rule 497(c)



                      PROSPECTUS

                   February 20, 1998

          Greenville Capital Management, Inc.
                       Presents

               The Rockland Growth Fund
                      a Series of

               The Rockland Funds Trust

                     P. O. Box 701
            Milwaukee, Wisconsin 53201-0701

                     1-800-497-3933



The Rockland Growth Fund (the "Fund") is a series of
The Rockland Funds Trust (the "Trust"), an open-end, diversified, management investment company commonly referred to as a mutual fund. The investment objective of the Fund is to seek capital appreciation. The Fund will seek, under normal market conditions, to achieve its investment objective by investing its assets primarily in equity securities of domestic companies.
The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in the opinion of the Fund's investment adviser, Greenville Capital
Management, Inc., has been overlooked by Wall Street analysts.

This Prospectus sets forth concisely the information that you should be aware of prior to investing in the Fund's Institutional shares. Two classes of shares of the Fund are currently offered to the public:
Institutional shares and Retail shares. This prospectus relates only to the Institutional shares.
Information about the Retail shares may be obtained by calling 1-800-497-3933. Please read this Prospectus carefully and retain it for future reference.
Additional information regarding the Fund is included in the Statement of Additional Information dated
February 20, 1998, which has been filed with the Securities and Exchange Commission and is incorporated in this Prospectus by reference. A copy of the Fund's
Statement of Additional Information is available without charge by writing to the Fund at the address listed above or by calling 1-800-497-3933.

THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY  THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES  COMMISSION,  NOR  HAS  THE  SECURITIES  AND
EXCHANGE  COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED   UPON   THE  ACCURACY  OR  ADEQUACY   OF   THIS
PROSPECTUS.   ANY REPRESENTATION TO THE CONTRARY  IS  A
CRIMINAL OFFENSE.

                   TABLE OF CONTENTS
                                               Page No.



SUMMARY                                                         4

SUMMARY OF FUND EXPENSES                                        5

FINANCIAL HIGHLIGHTS                                            6

INVESTMENT OBJECTIVE AND POLICIES                               6

INVESTMENT TECHNIQUES AND RISKS                                 7
  IN GENERAL                                                    7
  SHORT-TERM FIXED INCOME SECURITIES                            7
  ILLIQUID SECURITIES                                           7
  ADRS                                                          8
  OPTIONS AND FUTURES TRANSACTIONS                              8
  SHORT SALES                                                   8
  REPURCHASE AGREEMENTS                                         8
  CONVERTIBLE SECURITIES                                        9
  PORTFOLIO TURNOVER                                            9

MANAGEMENT                                                      9

HOW TO PURCHASE FUND SHARES                                    10
  INITIAL INVESTMENT - MINIMUM $100,000                        10
  WIRE PURCHASES                                               10
  TELEPHONE PURCHASES                                          11
  AUTOMATIC INVESTMENT PLAN                                    11
  SUBSEQUENT INVESTMENTS - MINIMUM $1,000                      11

DETERMINATION OF NET ASSET VALUE                               11

HOW TO REDEEM SHARES                                           12
  IN GENERAL                                                   12
  WRITTEN REDEMPTION                                           12
  TELEPHONE REDEMPTION                                         13
  SIGNATURE GUARANTEES                                         13

SHAREHOLDER REPORTS                                            13

INDIVIDUAL RETIREMENT ACCOUNTS                                 13

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
TREATMENT                                                      15

FUND ORGANIZATION                                              16

ADMINISTRATOR                                                  16

CUSTODIAN, TRANSFER AGENT, AND FUND ACCOUNTANT                 16

DISTRIBUTOR                                                    16

COMPARISON OF INVESTMENT RESULTS                               17


No  person  has been authorized to give any information
or   to  make  any  representations  other  than  those
contained in this Prospectus and the Statement of Additional Information, and if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This prospectus does not constitute an offer to sell securities in any state to any person to whom it is unlawful to make such offer in such state.

                       SUMMARY

Investment Objective

     The investment objective of the Fund is to seek capital appreciation. The Fund will seek to achieve its investment objective by investing its assets primarily in equity securities of domestic companies that, in the opinion of Greenville Capital Management
("GCM"), have been overlooked by Wall Street analysts.
The Fund's investments are subject to market risk and the value of its shares will fluctuate with changing market valuations of its portfolio holdings. See
"INVESTMENT OBJECTIVE AND POLICIES" and "INVESTMENT
TECHNIQUES AND RISKS."

Investment Advisor

     GCM is the investment advisor to the Fund. GCM was organized in 1989 and acts as the investment advisor to individual and institutional clients with investment portfolios of approximately $450 million.
See "MANAGEMENT."

Purchase and Redemptions

     Institutional shares of the Fund are sold and redeemed at net asset value, without the imposition of any sales or redemption charges. The minimum initial investment required by the Fund is $100,000. The minimum subsequent investment is $1,000. These minimums may be changed or waived at any time at the discretion of the Fund. Once the initial investment is made, investors may use the Automatic Investment Plan to make regular investments in the Fund from a bank checking or NOW account in amounts of $250 or more.
See "HOW TO PURCHASE FUND SHARES" and "HOW TO REDEEM
SHARES."

Shareholder Services

     Questions regarding the Institutional shares or the Retail shares may be directed to the Fund at the address and telephone number on the front page of this Prospectus.

               SUMMARY OF FUND EXPENSES


                                   Institutional Class

     Shareholder Transaction Expenses

     Sales Load Imposed on Purchases                   NONE
     Sales Load Imposed on Reinvested Dividends        NONE
     Deferred Sales Load Imposed on Redemptions        NONE
     Redemption Fees                      NONE*

     Annual Fund Operating Expenses (after waivers or reimbursements) (as a percentage of average net assets)

     Management Fee                                   1.00%
     12b-1 Fees                                       NONE
     Other Expenses (net of reimbursement)            0.75%(1)
     TOTAL FUND OPERATING EXPENSES                    1.75%(1)
      (after waivers or reimbursements)

_________________________

(1) For the period ended September 30, 1997, GCM voluntarily agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Institutional Class' Total Operating Expenses did not exceed 1.75% of the Fund's average daily net assets. Absent these waivers/reimbursements,
     Other Expenses and Total Fund Operating Expenses would have been 2.98% and 3.98%, respectively.
     GCM has voluntarily agreed to continue this waiver/reimbursement policy for the year ending
     September 30, 1998, and for an indefinite amount of time beyond that date. The Fund's management fee is higher than that paid by other similar investment companies. For additional information concerning management fees and operating expenses, see "MANAGEMENT."


*There are certain charges associated with certain
services offered by the Fund, such as a service fee of
$12.00 for    redemptions effected via wire transfer.

                        Example

You would pay the following expenses on a $1,000 investment, assuming (i) 5% annual return, and (ii) redemption at the end of each time period.

    1 Year    3 Years    5 Years    10 Years

      $18        $55        $95        $206

     The Example is based on the Total Fund Operating
Expenses specified in the table above. The amounts in the Example may increase absent the waivers or reimbursements. Please remember that the Example should not be considered representative of past or future expenses and that actual expenses may be greater or lesser than those shown. The assumption in the Example of a 5% annual rate of return is required by regulations of the Securities and Exchange Commission
("SEC") applicable to all mutual funds. This return is hypothetical and should not be considered representative of past or future performance of the Institutional shares.

                 FINANCIAL HIGHLIGHTS

     The financial information relating to the Institutional shares of the Fund during the period from December 2, 1996 (commencement of operations) to
September 30, 1997 included in this table has been derived from the financial records of the Fund which have been audited by KPMG Peat Marwick LLP, the Fund's independent accountants. The table should be read in conjunction with the financial statements, and related notes and auditor's report included in the Fund's
Annual Report to Shareholders, which is available without charge by writing to the Fund at P.O. Box 701, Milwaukee, Wisconsin, 53201-0701, or by calling, toll-free, 1-800-497-3933.

     Per Share Data:

     Net asset value, beginning of period                $    10.00

     Income from investment operations:
       Net investment loss (1)                                (0.11)
       Net realized and unrealized gains on investments        4.56
            Total from investment operations                   4.45

     Less distributions:
       Dividends in excess of net investment income           (0.02)

     Net asset value, end of period                        $  14.43

     Total return (2)                                         44.53%

     Supplemental data and ratios:
       Net assets, end of period                        $10,858,957
       Ratio of operating expenses to
         average net assets (3)(4)                             1.75%
       Ratio of net investment loss to
         average net assets (3)(4)                           (1.11)%
       Portfolio turnover rate (5)                           204.05%
       Average commission rate paid (5)                     $0.0509
     ____________________

     (1)Net investment loss per share represents net investment loss divided by the monthly average shares of beneficial interest outstanding throughout the period December 2, 1996 through September 30, 1997.
     (2)Not annualized for the period December 2, 1996 through September 30, 1997.
     (3)Annualized for the period December 2, 1996 through September 30, 1997.
     (4)Without expense reimbursements of $120,419 for the period December 2, 1996 through September
       30, 1997, the ratio of operating expenses to average net assets would have been 3.98%, and the ratio of net investment loss to average net assets would have been (3.35)%.
     (5)Portfolio turnover and average commission rate paid are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

           INVESTMENT OBJECTIVE AND POLICIES

     The Fund is the first and presently, the only series of the Trust, an open-end, diversified management company. The Fund's investment objective is to seek capital appreciation. The generation of investment income is not an investment objective and, therefore, any income earned by the Fund will be incidental to the Fund's objective. The Fund will seek, under normal market conditions, to achieve its investment objective by investing its assets primarily in equity securities of domestic companies, which include but are not limited to common stocks; preferred stocks; warrants to purchase common stocks or preferred stocks; and securities convertible into common or preferred stocks, such as convertible bonds and debentures. The Fund may, when GCM deems a more conservative approach is warranted, or pending investment or reinvestment, invest up to 35% of its total assets in short-term, fixed income securities.
For temporary, defensive purposes the Fund may invest up to 100% of its total assets in such securities.
Since the Fund's assets will, under normal market conditions, consist primarily of equity securities, the net asset value of the Institutional shares may be subject to greater principal fluctuation than a portfolio containing a substantial amount of fixed income securities.

     The Fund is designed to take advantage of investment and trading opportunities that investors might not otherwise have the time, expertise or inclination to exploit themselves. The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in GCM's opinion, has been overlooked by Wall Street analysts. In addition, the Fund may sell short up to 25% of its portfolio. The Fund only intends to use short positions for brief periods of time in smaller position sizes to reduce the Fund's overall risk and to increase the Fund's pool of potential investment ideas. (See "INVESTMENT
TECHNIQUES AND RISKS - Short Sales").

     When making investment decisions, GCM utilizes information and analyses from numerous sources regarding a company's sales and earnings growth;
earnings power, trends and predictability; industry, economic and political trends; relative valuation; and liquidity, to determine whether the security has the growth potential suitable for the Fund. The Fund will generally invest in companies with market capitalizations ranging from $100 million to $2 billion. The Fund is only intended to be an investment vehicle for that part of an investor's capital which can appropriately be exposed to above average risk in anticipation of greater rewards. The Fund is not designed to offer a balanced investment program suitable for all investors.

     Except for the Fund's investment objective and the investment restrictions contained in the Statement of Additional Information, the Fund's policies may be changed without a vote of the Institutional class' shareholders.


            INVESTMENT TECHNIQUES AND RISKS

In General

     The Fund will not invest more than 5% of its net assets in any one of the following types of investments: preferred stocks; warrants; and securities purchased on a when-issued or delayed delivery basis. For a more extensive discussion of certain of these investments and techniques and the risks associated therewith, see the Fund's Statement of Additional Information.

Short-Term Fixed Income Securities

     When GCM believes that adverse economic or market conditions justify such action, up to 100% of the Fund's assets may be held temporarily in short-term fixed-income securities, including without limitation:
U.S. government securities, including bills, notes and bonds, differing as to maturity and rate of interest, which are either issued or guaranteed by the U.S.
Treasury or by U.S. governmental agencies or instrumentalities; certificates of deposit issued against funds deposited in a U.S. bank or savings and loan association; bank time deposits, which are monies kept on deposit with U.S. banks or savings and loan associations for a stated period of time at a fixed rate of interest; bankers' acceptances which are short-term credit instruments used to finance commercial transactions; repurchase agreements entered into only with respect to obligations of the U.S. government, its agencies or instrumentalities; or commercial paper and commercial paper master notes (which are demand instruments without a fixed maturity bearing interest at rates which are fixed to known lending rates and automatically adjusted when such lending rates change) rated A-1 or better by S&P, Prime-1 or better by Moody's, Duff 2 or higher by D&P, or Fitch 2 or higher by Fitch.

Illiquid Securities

     The Fund may invest up to 10% of the value of its net assets in illiquid securities, which include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws); securities which may only be resold pursuant to Rule 144A under the Securities Act of 1933; and repurchase agreements with maturities in excess of seven days. Risks associated with restricted securities include the potential obligation to pay all or part of the registration expenses in order to sell restricted securities. A considerable period of time may elapse between the time of the decision to sell a restricted security and the time the Fund may be permitted to sell under an effective registration statement or otherwise. If, during such a period, adverse conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. The Board of Trustees of the Trust, or its delegate, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid. The Board of Trustees has adopted guidelines and delegated this determination to GCM.

ADRs

     The Fund may invest up to 25% of the value of its net assets in ADRs or other instruments denominated in U.S. dollars. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign security and denominated in U.S.
dollars. Some institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer, including reliable financial statements.

     Investments in securities of foreign issuers involve risks which are in addition to the usual risks inherent in domestic investment. In many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards.
Other risks inherent in foreign investment include expropriation; confiscatory taxation; withholding taxes on dividends and interest; less extensive regulation of foreign brokers, securities markets and issuers; costs incurred in conversions between currencies; the possibility of delays in settlement in foreign securities markets; limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country); the difficulty of enforcing obligations in other countries; diplomatic developments; and political or social instability.
Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, and many foreign securities are less liquid and their prices are more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.
Certain costs attributable to foreign investing, such as custody charges and brokerage costs, are higher than those attributable to domestic investing.

Options and Futures Transactions

     The Fund may engage in options and futures
transactions which are sometimes referred to as
derivative transactions.   The Fund's options and
futures transactions may include instruments such as stock index options and futures contracts. Such transactions may be used for several reasons, including hedging unrealized portfolio gains. The Fund will only engage in futures and options transactions which must, pursuant to regulations promulgated by the Commodity
Futures Trading Commission (the "CFTC"), constitute bona fide hedging or other permissible risk management transactions and will not enter into such transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceeds 5% of the Fund's net assets. In addition, the Fund will not enter into options and futures transactions if more than 50% of the Fund's net assets would be committed to such instruments. The Fund may hold a futures or options position until its expiration, or it may close out such a position before then at current value if a liquid secondary market is available. If the Fund cannot close out a position, it may suffer a loss apart from any loss or gain experienced at the time the Fund decided to close the position. When required by guidelines of the SEC or the CFTC, the Fund will set aside permissible liquid assets in a segregated account to secure its potential obligations under its futures or options positions. Such liquid assets may include cash, U.S. government securities and high-grade liquid debt securities. The ability of the Fund to effectively use options and futures is largely dependent upon GCM's ability to correctly use such instruments which may involve different skills than are associated with securities generally. For a further discussion of options and futures transactions, please see the Statement of Additional Information.

Short Sales

     The Fund may engage in short sale transactions in securities listed on one or more national securities exchanges, or in unlisted securities. Short selling involves the sale of borrowed securities. At the time a short sale is effected, the Fund incurs an obligation to replace the borrowed security at whatever its price may be at the time the Fund purchases it for delivery to the lender. When a short sale transaction is closed out, any gain or loss on the transaction is taxable as a short term capital gain or loss. All short sales will be fully collateralized, and no short sale will be effected which would cause the aggregate market value of all securities sold short to exceed 25% of the value of the Fund's net assets. The Fund limits short sales of any one issuer's securities to 2% of the Fund's total assets and to 2% of any one class of the issuer's securities.

Repurchase Agreements

     The Fund may invest up to 25% of its net assets in repurchase agreements entered into with Federal Reserve
Bank member banks and certain non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. GCM will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
Although no definitive criteria are used, GCM reviews the creditworthiness of the banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate those risks.

Convertible Securities

     The Fund may invest up to 25% of its net assets in securities convertible into common stocks. A convertible security entitles the holder to receive interest normally paid or accrued on the debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally have higher yields than common stocks, but lower yields than comparable non-convertible securities, are less subject to fluctuation in value than the underlying stock, and provide the potential for capital appreciation if the market price of the underlying common stock increases.
A convertible security might be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Portfolio Turnover

     The portfolio turnover rate indicates changes in the Fund's investments. The turnover rate may vary from year to year, as well as within a year. Under normal market conditions, the Fund anticipates that its portfolio turnover rate is not expected to exceed 110% and is expected to range between 70 and 110%. The
Fund's portfolio turnover rate for the period from December 2, 1996 to September 30, 1997 was 204.05% due to compliance with the short-short test which has since been repealed. A turnover rate of 100% would occur, for example, if all of the securities held by the Fund were replaced within one year. It may be affected by sales of portfolio securities necessary to meet cash requirements for redemption of shares. In the event the Fund were to have a turnover rate of 100% or more in any year, it would result in the payment by the Fund of above average transaction costs and could result in the payment by shareholders of above average amounts of taxes on realized investment gains. The Fund's portfolio turnover rate is included under "FINANCIAL
HIGHLIGHTS."


                      MANAGEMENT

     Under the laws of the State of Delaware, the Board of Trustees of the Trust is responsible for managing its business and affairs. The Trust, on behalf of the Fund, has entered into an investment advisory agreement with GCM pursuant to which GCM manages the Fund's investments and business affairs, subject to the supervision of the Trust's Board of Trustees (the
"Investment Advisory Agreement").  The Board of
Trustees also oversees duties required by applicable state and federal law.

     GCM, a growth equity capital management firm, is the investment advisor to the Fund. GCM was founded in 1989 and is located at 100 South Rockland Falls Road,
Rockland, Delaware 19732.  Under the Investment
Advisory Agreement, the Trust, on behalf of the Fund, compensates GCM for its investment advisory services at the annual rate of 1.00% of the Fund's average daily net assets for the fiscal year ended September 30, 1998 and an indefinite amount of time thereafter, GCM has voluntarily agreed to waive its management fee and/or reimburse the operating expenses to the extent necessary to ensure that the Institutional class' total operating expenses do not exceed 1.75% of the Fund's average daily net assets. Any such waiver or reimbursement will have the effect of lowering the overall expense ratio for the Institutional class and increasing the Institutional class' overall return to investors at the time any such amounts were waived and/or reimbursed.

     The Fund is currently co-managed by Charles S.
Cruice and Richard H. Gould.  Mr. Cruice has been the
President of GCM since 1989. Mr. Cruice began his career at Dean Witter Reynolds, Inc. in 1974 and joined
Friess Associates Inc., an investment management company, in 1978. Mr. Cruice holds a BA from the University of Denver. Mr. Gould has been a Vice
President of GCM since 1994.  Prior to joining GCM, Mr.
Gould was an equity analyst with PNC Investment
Management and co-managed the PNC Small Cap Growth
Fund, currently called the Compass Small

Cap Growth
Fund.  Mr. Gould is a Chartered Financial Analyst and a
Chartered Market Technician. Mr. Gould received his BS in 1982 and his MBA in Finance in 1985 from The
Pennsylvania State University.

     GCM provides continuous advice and recommendations concerning the Fund's investments, and is responsible for selecting the broker-dealers who execute the portfolio transactions for the Fund. GCM provides office space for the Trust and pays the salaries, fees and expenses of all the Trust's officers and Trustees who are interested persons of GCM. In addition to providing investment advice to the Fund, GCM serves as investment advisor to pension and profit-sharing plans, and other institutional and private investors. As of February 15, 1998, GCM had approximately $450 million under management. Mr. Charles S. Cruice owns shares representing more than 51% of the voting rights of GCM.


              HOW TO PURCHASE FUND SHARES

     The minimum initial investment in the Fund's
Institutional class is $100,000. Subsequent investments in the amount of at least $1,000 may be made by mail or by wire. For individual retirement accounts ("IRAs"), the minimum initial investment is $2,000. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment should be made by check or money order drawn on a U.S.
bank, savings and loan, or credit union. Minimum investments are waived for employee benefit plans qualified under Sections 401, 403(b)(7) or 457 of the Internal Revenue Code. These minimums can be changed or waived by the Fund at any time. Shareholders will be given at least 30 days' notice of any increase in the minimum dollar amount of subsequent investments.

Initial Investment - Minimum $100,000

     You may purchase Institutional class shares by completing the enclosed application and mailing it along with a check or money order payable to "The
Rockland Growth Fund Institutional Class," to your securities dealer, the Distributor or the Transfer
Agent, as the case may be.  If mailing to the Transfer
Agent, please use the following address:  Firstar Trust
Company, Mutual Fund Services, P. O. Box 701,
Milwaukee, Wisconsin 53201-0701. In addition, overnight mail should be sent to the following address:
The Rockland Growth Fund, Firstar Trust Company, Mutual
Fund Services, Third Floor, 615 East Michigan Street,
Milwaukee, Wisconsin 53202. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer
Agent's post office box, of purchase applications does not constitute receipt by the Transfer Agent or the Fund. Do not mail letters by overnight courier to the post office box.

     If your check does not clear, you will be charged a $20.00 service fee. You will also be responsible for any losses suffered by the Institutional class as a result. Neither cash nor third-party checks will be accepted. All applications to purchase Institutional class shares are subject to acceptance by the Fund and are not binding until so accepted. The Fund reserves the right to decline or accept a purchase order application in whole or in part.

Wire Purchases

     You may purchase Institutional class shares by wire. The following instructions should be followed when wiring funds to the Transfer Agent for the purchase of Fund shares:

          Wire to:  Firstar Bank
                    ABA Number 075000022

          Credit:   Firstar Trust Company
                    Account 112-952-137

  Further Credit:   The Rockland Growth Fund,
                    Institutional class
                    (shareholder account number)
                    (shareholder name/account registration)

Please call 1-800-497-3933 prior to wiring any funds to notify the Transfer Agent that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

Telephone Purchases

     You may purchase Institutional class shares by moving money from your bank account to your Fund account. Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members can be used for telephone transactions. To have your Institutional class shares purchased at the net asset value determined as of the close of regular trading on a given date, the Transfer Agent must receive both the purchase order and payment by Electronic Funds Transfer through the ACH System before the close of regular trading on such date. Most transfers are completed within 3 business days.
Telephone transactions may not be used for initial purchases of Institutional class shares.

Automatic Investment Plan

     Once you have made an initial investment in the Institutional class, the Automatic Investment Plan
("AIP") allows you to make regular, systematic investments in the Fund from your bank checking or NOW account. To establish the AIP, complete the Fund's AIP application. Under the AIP, you may choose to make investments on the day of your choosing (or the next business day thereafter) from your financial institution in amounts of $250 or more. You can set up the AIP with any financial institution that is a member of the Automated Clearing House. There is no service fee for participating in the AIP. However, a service fee of $20 will be deducted from your Fund account for any AIP purchase that does not clear due to insufficient funds or, if prior to notifying the Fund in writing or by telephone to terminate the plan, you close your bank account or in any manner prevent withdrawal of funds from the designated checking or NOW account.

     The AIP is a method of using dollar cost averaging which is an investment strategy that involves investing a fixed amount of money at a regular time interval.
However, a program of regular investment cannot ensure a profit or protect against a loss from declining markets. By always investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. Since such a program involves continuous investment regardless of fluctuating share values, you should consider your financial ability to continue the program through periods of low share price levels.

     Under certain circumstances (such as
discontinuation of the AIP before the Institutional class minimum initial investment is reached, or, after reaching the minimum initial investment, the account balance is reduced to less than $10,000), the Fund reserves the right to close the investor's account.
Prior to closing any account for failure to reach the minimum initial investment, the Fund will give the investor written notice and 60 days in which to reinstate the AIP or otherwise reach the minimum initial investment. You should consider your financial ability to continue in the AIP until the minimum initial investment amount is met because the Fund has the right to close an investor's account for failure to reach the minimum initial investment. Such closing may occur in periods of declining share prices.

Subsequent Investments - Minimum $1,000

     Additions to your account may be made by mail or by wire. When making an additional purchase by mail, enclose a check payable to "The Rockland Growth Fund
Institutional Class" along with the Additional
Investment Form provided on the lower portion of your account statement. To make an additional purchase by wire, please call 1-800-497-3933.


           DETERMINATION OF NET ASSET VALUE

     The net asset value per share for the
Institutional class is determined as of the close of trading (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for business. Purchase orders received or shares tendered for redemption on a day the NYSE is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day.
Applications for purchase of Institutional shares and requests for redemption of Institutional shares received after the close of trading on the NYSE will be valued as of the close of trading on the next day the NYSE is open. Net asset value is calculated by taking the fair value of the Institutional class' total assets, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks, other equity-type securities, and securities sold short are valued at the last sales price on the national securities exchange or NASDAQ on which such securities are primarily traded; provided, however, securities traded on an exchange or NASDAQ for which there were no transactions on a given day, any security sold short for which there were no transactions on a given day and securities not listed on an exchange or NASDAQ, are valued at the most recent mean between the bid and asked price. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Trustees determines that the fair market value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the security.


                 HOW TO REDEEM SHARES

In General

     Investors may request redemption of part or all of their Institutional class shares at any time at the next determined net asset value. See "DETERMINATION OF
NET ASSET VALUE." No redemption request will become effective until all documents have been received in proper form by Firstar Trust Company. An investor should contact Firstar Trust Company for further information concerning documentation required for a redemption of Institutional class shares. The Fund normally will mail your redemption proceeds the next business day and, in any event, no later than seven business days after receipt of a redemption request in good order. However, when a purchase has been made by check, the Fund may hold payment on redemption proceeds until it is reasonably satisfied that the check has cleared; this may take up to twelve days.

     Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by the Institutional class of the broker or dealer's instruction to redeem shares. In addition, some brokers or dealers may charge a fee in connection with such redemptions.

     Investors who have an Individual Retirement
Account ("IRA") must indicate on their redemption request whether or not federal income tax should be withheld. Redemption requests failing to indicate an election will be subject to withholding.

Written Redemption

     For most redemption requests, an investor need only furnish a written, unconditional request to redeem his or her Institutional class shares at net asset value to the Fund's Transfer Agent: Firstar Trust
Company, Mutual Fund Services, P. O. Box 701,
Milwaukee, Wisconsin 53201-0701. Overnight mail should be sent to The Rockland Growth Fund, Firstar Trust
Company, Mutual Fund Services, Third Floor, 615 East
Michigan Street, Milwaukee, Wisconsin 53202. Requests for redemption must be signed exactly as the Institutional class shares are registered, including the signature of each joint owner. You must also specify the number of shares or dollar amount to be redeemed. Redemption proceeds made by written redemption request may also be wired to a commercial bank that you have authorized on your account application. The Transfer Agent charges a $12.00 service fee for wire transactions. Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer
Agent's post office box, of redemption requests does not constitute receipt by the Transfer Agent or the Fund. Do not mail letters by overnight courier to the post office box. Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee.

Telephone Redemption

     Institutional class shares may also be redeemed by calling the Transfer Agent at 1-800-497-3933. In order to utilize this procedure, a shareholder must have previously elected this option in writing, which election will be reflected in the records of the Transfer Agent, and the redemption proceeds must be mailed directly to the shareholder or transmitted to the shareholder's predesignated account. To change the designated account, send a written request with signature(s) guaranteed to the Transfer Agent. To change the address, call the Transfer Agent or send a written request with signature(s) guaranteed to the Transfer Agent. Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact. No telephone redemptions will be allowed within 15 days of any address change. The Fund reserves the right to limit the number of telephone redemptions by an investor. Once made, telephone redemption requests may not be modified or canceled.

     The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions, and/or tape recording all telephone instructions. Assuming procedures such as the above have been followed, neither the Fund nor the Transfer Agent will be liable for any loss, cost or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption. The Fund reserves the right to refuse a telephone redemption request if so advised.

Signature Guarantees

     Signature guarantees are required for: (i) redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares; (ii) redemption requests to be mailed or wired to other than the address of record and (iii) any redemption request if a change of address request has been received by the Fund or Transfer Agent within the preceding 15 days. A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms and others.

     Your account may be terminated by the Fund on not less than 30 days' written notice if, at the time of any redemption of shares in your account, the value of the remaining shares in the account falls below
$10,000. Upon any such termination, a check for the redemption proceeds will be sent to the account of record within seven days of the redemption.


                  SHAREHOLDER REPORTS

     You will be provided at least semi-annually with a report showing the Fund's holdings and annually after the close of the Trust's fiscal year, which ends
September 30, with an annual report containing audited financial statements. An individual account statement will be sent to you by the Transfer Agent after each purchase or redemption of Institutional class shares as well as on a quarterly basis. You will also receive an annual statement after the end of the calendar year listing all of your transactions in Institutional class shares during such year.

     If you have questions about your account, you should call the Transfer Agent at 1-800-497-3933.
Investors who have general questions about the Fund or the Trust or desire additional information should write to The Rockland Funds Trust, P.O. Box 701, Milwaukee,
WI  53201-0701.


            INDIVIDUAL RETIREMENT ACCOUNTS

     Individuals may establish their own tax-sheltered
IRAs. The Fund offers three types of IRAs, including the Traditional IRA, that can be adopted by executing the appropriate Internal Revenue Service ("IRS") Form.

Traditional IRA

     In a Traditional IRA, amounts contributed to the IRA may be tax deductible at the time of contribution depending on whether the investor is an "active participant" in an employer-sponsored retirement plan and the investor's income. Distributions from a Traditional IRA will be taxed at distribution except to the extent that the distribution represents a return of the investor's own contributions for which the investor did not claim (or was not eligible to claim) a deduction. Distributions prior to age 59-1/2 may be subject to an additional 10% tax applicable to certain premature distributions. Distributions must commence by April 1 following the calendar year in which the investor attains age 70-1/2. Failure to begin distributions by this date (or distributions that do not equal certain minimum thresholds) may result in adverse tax consequences.

Roth IRA

     In a Roth IRA (sometimes known as the American
Dream IRA), amounts contributed to the IRA are taxed at the time of contribution, but distributions from the IRA are not subject to tax if the investor has held the IRA for certain minimum periods of time (generally, until age 59-1/2). Investors whose income exceeds certain limits are ineligible to contribute to a Roth
IRA. Distributions that do not satisfy the requirements for tax-free withdrawal are subject to income taxes (and possibly penalty taxes) to the extent that the distribution exceeds the investor's contributions to the IRA. The minimum distribution rules applicable to Traditional IRAs do not apply during the lifetime of the investor. Following the death of the investor, certain minimum distribution rules apply.

     For Traditional and Roth IRAs, the maximum annual contribution generally is equal to the lesser of $2,000 or 100% of the investor's compensation (earned income).
An individual may also contribute to a Traditional IRA or Roth IRA on behalf of his or her spouse provided that the individual has sufficient compensation (earned income). Contributions to a Traditional IRA reduce the allowable contributions under a Roth IRA, and contributions to a Roth IRA reduce the allowable contribution to a Traditional IRA.

Education IRA

     In an Education IRA, contributions are made to an IRA maintained on behalf of a beneficiary under age 18.
The maximum annual contribution is $500 per beneficiary. The contributions are not tax deductible when made. However, if amounts are used for certain educational purposes, neither the contributor nor the beneficiary of the IRA are taxed upon distribution.
The beneficiary is subject to income (and possibly penalty taxes) on amounts withdrawn from an Education
IRA that are not used for qualified educational purposes. Investors whose income exceeds certain limits are ineligible to contribute to an Education
IRA.

     Under current IRS regulations, IRA applicants must be furnished a disclosure statement containing information specified by the IRS. Applicants generally have the right to revoke their account within seven days after receiving the disclosure statement and obtain a full refund of their contributions. The custodian may, in its discretion, hold the initial contribution uninvested until the expiration of the seven-day revocation period. The custodian does not anticipate that it will exercise its discretion but reserves the right to do so.

Simplified Employee Pension Plan

     A Traditional IRA may also be used in conjunction with a Simplified Employee Pension Plan ("SEP-IRA"). A
SEP-IRA is established through execution of Form 5305-
SEP together with a Traditional IRA established for each eligible employee. Generally, a SEP-IRA allows an employer (including a self-employed individual) to purchase shares with tax deductible contributions not exceeding annually for any one participant 15% of compensation (disregarding for this purpose compensation in excess of $160,000 per year). The
$160,000 compensation limit applies for 1998 and is adjusted periodically for cost of living increases. A number of special rules apply to SEP Plans, including a requirement that contributions generally be made on behalf of all employees of the employer (including for this purpose a sole proprietorship or partnership) who satisfy certain minimum participation requirements.

SIMPLE IRA

     An IRA may also be used in connection with a SIMPLE Plan established by the investor's employer (or by a self-employed individual). When this is done, the IRA is known as a SIMPLE IRA, although it is similar to a

Traditional IRA with the exceptions described below.
Under a SIMPLE Plan, the investor may elect to have his or her employer make salary reduction contributions of up to $6,000 per year to the SIMPLE IRA. The $6,000 limit is adjusted periodically for cost of living increases. In addition, the employer will contribute certain amounts to the investor's SIMPLE IRA, either as a matching contribution to those participants who make salary reduction contributions or as a non-elective contribution to all eligible participants whether or not making salary reduction contributions. A number of special rules apply to SIMPLE Plans, including (1) a SIMPLE Plan generally is available only to employers with fewer than 100 employees; (2) contributions must be made on behalf of all employees of the employer
(other than bargaining unit employees) who satisfy certain minimum participation requirements; (3) contributions are made to a special SIMPLE IRA that is separate and apart from the other IRAs of employees;
(4) the distribution excise tax (if otherwise applicable) is increased to 25% on withdrawals during the first two years of participation in a SIMPLE IRA;
and (5) amounts withdrawn during the first two years of participation may be rolled over tax-free only into another SIMPLE IRA (and not to a Traditional IRA or to a Roth IRA). A SIMPLE IRA is established by executing
Form 5304-SIMPLE together with an IRA established for each eligible employee.


 INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
                       TREATMENT

     The Trust intends to qualify for treatment as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed on a timely basis.

     For federal income tax purposes, all dividends paid by the Trust, on behalf of the Fund's
Institutional class, and net realized short-term capital gains are taxable to you as ordinary income whether reinvested or received in cash unless you are exempt from taxation or entitled to a tax deferral.
Dividends and other distributions on both classes of Fund shares are calculated at the same time and in the same manner. Dividends on Institutional class shares are expected to be higher than those on the Retail class because of the higher expenses resulting from the distribution and sales charges borne by the Retail class shares. Distributions paid by the Trust, on behalf of the Fund's Institutional class, from net realized long-term capital gains, whether received in cash or reinvested in additional shares, are taxable as such. The capital gain holding period is determined by the length of time the Institutional class has held the security and not the length of time you have held shares in the Institutional class. Investors are informed annually as to the amount and nature of all dividends and capital gains paid during the prior year.
Such gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you will not be required to pay federal income taxes on the amounts distributed to you.

     Dividends are usually paid, and capital gains, if any, are usually distributed annually in December.
When a dividend or capital gain is distributed, the Institutional class' net asset value will decrease by the amount of the payment. A dividend paid shortly after the purchase of Institutional shares will reduce the net asset value of the shares purchased by the amount of the dividend. All dividends or capital gains distributions paid on the Institutional class shares will automatically be reinvested in additional shares of the Institutional class at the then prevailing net asset value unless an investor specifically requests that either dividends or capital gains or both be paid in cash. The election to receive dividends or reinvest them may be changed by writing to the Fund at P. O. Box
701, Milwaukee, Wisconsin 53201-0701. Such notice must be received at least 10 days prior to the record date of any dividend or capital gain distribution.

     If you do not furnish the Fund with your correct social security number or taxpayer identification number, the Fund is required by federal law to withhold federal income tax at a rate of 31% from your distributions and redemption proceeds. If you do not have a social security number, you should indicate on the purchase application that an application to obtain a number is pending. The Fund will withhold taxes if a number is not delivered to the Fund within 7 days.

     This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.

               FUND ORGANIZATION

     The Trust was organized as a Delaware business trust under Delaware law by Certificate of Trust on July 31, 1996. The Board of Trustees is authorized to issue an unlimited number of shares of beneficial interest in separate series, par value $0.001 per share, and to create classes of shares within each series. Currently the Fund is the only series of the Trust. Shares of the Retail class are offered to investors through the Fund's underwriter, subject to a $10,000 minimum initial investment and certain sales charges. Each class of shares represent interests in the assets of the Fund and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that the distribution fees related to the Retail class shares are borne solely by that class. If the Trust issues additional series, the assets belonging to each series of shares will be held separately by the Custodian, and in effect each series will be a separate fund.

     Each share, irrespective of series or class, is entitled to one vote on all questions, except that certain matters must be voted on separately by the series or class of shares affected, and matters affecting only one series or class are voted upon only by that series or class. All shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect all of the Trustees if they choose to do so, and in such event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Trustees.

     The Trust will not hold annual shareholders' meetings except when required by the Investment Company
Act. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trust has adopted procedures in its Bylaws for the removal of Trustees by the shareholders.
As of February 1, 1998, Mr. Cruice owned a controlling interest in the Fund.


                     ADMINISTRATOR

     Pursuant to the Fund Administration Servicing
Agreement, Firstar Trust Company (the "Administrator"),
Mutual Fund Services, Third Floor, 615 East Michigan
Street, Milwaukee, Wisconsin 53202, prepares and files all federal and state tax returns, oversees the Fund's insurance relationships, participates in the preparation of the registration statement, proxy statements and reports, prepares compliance filings relating to the registration of the securities of the Institutional class pursuant to state securities laws, compiles data for and prepares notices to the SEC, prepares the financial statements for the annual and semi-annual reports to the SEC and current investors, monitors the Institutional class' expense accruals and performs securities valuations, monitors the Trust's status as a registered investment company under Subchapter M of the Internal Revenue Code and monitors compliance with the Fund's investment policies and restrictions, from time to time, and generally assists in the Fund's administrative operations. The
Administrator, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Fund
Administration Servicing Agreement. For the foregoing services, the Administrator receives from the Fund a fee, computed daily and payable monthly based on the Fund's average net assets at the annual rate of .06 of 1% on the Fund's average net assets, subject to an annual minimum of $50,000, plus out-of-pocket expenses.


    CUSTODIAN, TRANSFER AGENT, AND FUND ACCOUNTANT

     Firstar Trust Company, Mutual Fund Services, Third
Floor, 615 East Michigan Street, Milwaukee, Wisconsin
53202, acts as custodian of the Fund's assets and as dividend-disbursing, transfer agent and fund accountant for the Fund.


                      DISTRIBUTOR

     AmeriPrime Financial Securities, Inc. (the
"Distributor"), 1793 Kingswood Drive, Suite 200,
Southlake, Texas 76092, serves as the principal underwriter to distribute the Fund's shares. Pursuant to an Underwriting Agreement with the Fund, the Distributor will be paid an annual fee of $18,000.

         COMPARISON OF INVESTMENT RESULTS

     The Institutional class may from time to time compare its investment results to various passive indices or other mutual funds and cite such comparisons in reports to shareholders, sales literature, and advertisements. The results may be calculated on the basis of average annual total return, total return, or cumulative total return.

     Average annual total return and total return figures assume the reinvestment of all dividends and measure the net investment income generated by, and the effect of, any realized and unrealized appreciation or depreciation of the underlying investments in the Institutional class over a specified period of time.
Average annual total return figures are annualized and therefore represent the average annual percentage change over the specified period. Total return figures are not annualized and represent the aggregate percentage or dollar value change over the period.
Cumulative total return simply reflects the Institutional class' performance over a stated period of time.

     Average annual total return, total return and cumulative total return are based upon the historical results of the Institutional class and are not necessarily representative of the future performance of the Institutional class. Additional information concerning the Institutional class' performance appears in the Statement of Additional Information.



     The Fund reserves the right to change any of its policies, practices and procedures described in this Prospectus, including the Statement of Additional Information, without shareholder approval except in those instances where shareholder approval is expressly required.

TRUSTEES

Mr. Charles Cruice
Mr. Richard Gould
Mr. Robert Harrison
Dr. Peter Utsinger
Mr. Richard Vague


OFFICERS

Mr. Charles Cruice, President
Mr. Richard Gould, Treasurer
Mr. Jeffrey Rugen, Secretary


INVESTMENT ADVISOR

Greenville Capital Management, Inc.
100 South Rockland Falls Road
Rockland, DE  19732


CUSTODIAN, ADMINISTRATOR, TRANSFER AGENT
AND DIVIDEND-DISBURSING AGENT

Firstar Trust Company
Mutual Fund Services
Third Floor
615 East Michigan Street
Milwaukee, WI  53202


INDEPENDENT ACCOUNTANTS

KPMG Peat Marwick LLP
777 E. Wisconsin Avenue
Milwaukee, WI  53202


LEGAL COUNSEL

Godfrey & Kahn, S.C.
780 N. Water Street
Milwaukee, WI  53202

                                        Registration Nos. 333-3935; 811-7743
                                        Rule 497(c)



                      PROSPECTUS

                   February 20, 1998

          Greenville Capital Management, Inc.
                       Presents

               The Rockland Growth Fund
                      a Series of

               The Rockland Funds Trust

                     P. O. Box 701
            Milwaukee, Wisconsin 53201-0701

                    1-800-497-3933



The Rockland Growth Fund (the "Fund") is a series of
The Rockland Funds Trust (the "Trust"), an open-end, diversified, management investment company commonly referred to as a mutual fund. The investment objective of the Fund is to seek capital appreciation. The Fund will seek, under normal market conditions, to achieve its investment objective by investing its assets primarily in equity securities of domestic companies.
The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in the opinion of the Fund's investment adviser, Greenville Capital
Management, Inc., has been overlooked by Wall Street analysts.

This Prospectus sets forth concisely the information that you should be aware of prior to investing in the Fund's Retail shares. Two classes of shares of the Fund are currently offered to the public:
Institutional shares and Retail shares. This prospectus relates only to the Retail shares.
Information about the Institutional shares may be obtained by calling 1-800-497-3933. Please read this Prospectus carefully and retain it for future reference. Additional information regarding the Fund is included in the Statement of Additional Information dated February 20, 1998, which has been filed with the Securities and Exchange Commission and is incorporated in this Prospectus by reference. A copy of the Fund's
Statement of Additional Information is available without charge by writing to the Fund at the address listed above or by calling 1-800-497-3933.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION, NOR HAS THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

                   TABLE OF CONTENTS

                                               Page No.

SUMMARY                                                        4

SUMMARY OF FUND EXPENSES                                       5

FINANCIAL HIGHLIGHTS                                           6

INVESTMENT OBJECTIVE AND POLICIES                              6

INVESTMENT TECHNIQUES AND RISKS                                7
 IN GENERAL                                                    7
 SHORT-TERM FIXED INCOME SECURITIES                            7
 ILLIQUID SECURITIES                                           7
 ADRS                                                          8
 OPTIONS AND FUTURES TRANSACTIONS                              8
 SHORT SALES                                                   8
 REPURCHASE AGREEMENTS                                         9
 CONVERTIBLE SECURITIES                                        9
 PORTFOLIO TURNOVER                                            9

MANAGEMENT                                                     9

HOW TO PURCHASE FUND SHARES                                    10
 OFFERING PRICE                                                10
 PURCHASES AT NET ASSET VALUE                                  11
 QUANTITY DISCOUNT IN THE SALES CHARGE                         11
 INITIAL INVESTMENT - MINIMUM $10,000                          12
 WIRE PURCHASES                                                12
 TELEPHONE PURCHASES                                           13
 AUTOMATIC INVESTMENT PLAN - MINIMUM $100                      13
 SUBSEQUENT INVESTMENTS - MINIMUM $100                         13

DETERMINATION OF NET ASSET VALUE                               13

HOW TO REDEEM SHARES                                           14
 IN GENERAL                                                    14
 WRITTEN REDEMPTION                                            14
 TELEPHONE REDEMPTION                                          14
 SIGNATURE GUARANTEES                                          15

DISTRIBUTION PLAN                                              15

SHAREHOLDER REPORTS                                            16

INDIVIDUAL RETIREMENT ACCOUNTS                                 16

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
TREATMENT                                                      17

FUND ORGANIZATION                                              18

ADMINISTRATOR                                                  18

CUSTODIAN, TRANSFER AGENT, AND FUND ACCOUNTANT                 19

DISTRIBUTOR                                                    19

COMPARISON OF INVESTMENT RESULTS                               19


     No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Statement of Additional Information, and if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This prospectus does not constitute an offer to sell securities in any state to any person to whom it is unlawful to make such offer in such state.

                             SUMMARY

Investment Objective

     The investment objective of the Fund is to seek capital appreciation. The Fund will seek to achieve its investment objective by investing its assets primarily in equity securities of domestic companies that, in the opinion of Greenville Capital Management, Inc. ("GCM"), have been overlooked by Wall Street analysts. The Fund's investments are subject to market risk and the value of its shares will fluctuate with changing market valuations of its portfolio holdings.
See "INVESTMENT OBJECTIVE AND POLICIES" and "INVESTMENT
TECHNIQUES AND RISKS."

Investment Advisor

     GCM is the investment advisor to the Fund. GCM was organized in 1989 and acts as the investment advisor to individual and institutional clients with investment portfolios of approximately $450 million.
See "MANAGEMENT."

Purchase and Redemptions

     Retail class shares of the Fund are offered at net asset value per share plus a maximum initial sales charge of 3.00% of the offering price. See "HOW TO
PURCHASE FUND SHARES." In addition, the Retail class adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the
"Investment Company Act"), which authorizes the Retail class to pay a distribution fee of up to 0.25% per annum of the Retail class' average daily net assets.
See "DISTRIBUTION PLAN." The minimum initial investment required by the Retail class is $10,000.
The minimum subsequent investment is $100. The minimum initial investment for individual retirement accounts is $2,000, and for investors using the Automatic
Investment Plan, the minimum initial investment is $100. These minimums may be changed or waived at any time at the discretion of the Fund. Retail class shares may be redeemed using either written or telephone redemption procedures at net asset value without the imposition of any redemption charges. See
"HOW TO REDEEM SHARES."

Shareholder Services

     Questions regarding the Retail shares or the Institutional shares may be directed to the Fund at the address and telephone number on the front page of this Prospectus.

               SUMMARY OF FUND EXPENSES


     The purpose of the following table is to assist you in understanding the various costs and expenses that an investor in the Retail class will bear directly
(shareholder transaction expenses) and indirectly
(annual fund operating expenses).

                       Fee Table

                                  Retail Class

     Shareholder Transaction Expenses

     Sales Load Imposed on Purchases             3.00% (1),(2)
     Sales Load Imposed on Reinvested Dividends   NONE
     Deferred Sales Load Imposed on Redemptions   NONE
     Redemption Fees                              NONE *

     Annual Fund Operating Expenses (after waivers or reimbursements) (as a percentage of average net assets)

     Management Fee                               1.00%
     12b-1 Fees                                   0.25% (2),(3)
     Other Expenses (net of reimbursement)        0.75% (4)
     TOTAL FUND OPERATING EXPENSES                2.00% (4)
      (after waivers or reimbursements)

_________________________

(1)Certain investors may be exempt from paying some or all of this load. See "HOW TO PURCHASE FUND
   SHARES."

(2)Consistent with the National Association of Securities Dealers, Inc.'s rules, it is possible that the combination of the front-end sales load and Rule 12b-1 fees could cause long-term investors of the Retail class to pay more than the economic equivalent of the maximum front-end sales charges permitted under those rules.

(3)See "DISTRIBUTION PLAN" for more details.

(4)For the period ended September 30, 1997, GCM voluntarily agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Retail
   Class' Total Operating Expenses did not exceed
   2.00% of the Fund's average daily net assets.
   Absent these reimbursements, Other Expenses and Total Fund Operating Expenses would have been 2.98% and 4.23%, respectively. GCM has voluntarily agreed to continue this waiver/reimbursement policy for the year ending September 30, 1998, and for an indefinite amount of time beyond that date. The
   Fund's management fee is higher than that paid by other similar investment companies. For additional information concerning management fees and operating expenses, see "MANAGEMENT."


* There are certain charges associated with certain services offered by the Fund, such as a service fee of $12.00 for redemptions effected via wire transfer.

                        Example

     You would pay the following expenses on a $1,000 investment, assuming (i) 5% annual return, and (ii) redemption at the end of each time period.

   1 Year    3 Years    5 Years    10 Years

    $50        $91        $135       $256

     The Example is based on the Total Fund Operating
Expenses specified in the table above. The amounts in the Example may increase absent the waivers or reimbursements. Please remember that the Example should not be considered representative of past or future expenses and that actual expenses may be greater or lesser than those shown. The assumption in the Example of a 5% annual rate of return is required by regulations of the Securities and Exchange Commission
("SEC") applicable to all mutual funds. This return is hypothetical and should not be considered representative of past or future performance of the Retail shares.

                 FINANCIAL HIGHLIGHTS

     The financial information relating to the Retail shares of the Fund during the period from December 2, 1996 (commencement of operations) to September 30, 1997 included in this table has been derived from the financial records of the Fund which have been audited by KPMG Peat Marwick LLP, the Fund's independent accountants. The table should be read in conjunction with the financial statements, and related notes and auditor's report included in the Fund's Annual Report to Shareholders, which is available without charge by writing to the Fund at P.O. Box 701, Milwaukee,
Wisconsin 53201-0701, or by calling, toll-free, 1-800-497-3933.

Per Share Data:

Net asset value, beginning of period                       $10.00

Income from investment operations:
  Net investment loss (1)                                   (0.15)
  Net realized and unrealized gains on investments           4.57
  Total from investment operations                           4.42

Net asset value, end of period                             $14.42

Total return (2) (3)                                        44.20%

Supplemental data and ratios:

   Net assets, end of period                             $921,991

   Ratio of operating expenses to
     average net assets(4) (5)                               2.00%

   Ratio of net investment loss to
     average net assets(4) (5)                              (1.36%)

   Portfolio turnover rate (6)                             204.05%

   Average commission rate paid (6)                       $0.0509
__________

(1)Net investment loss per share represents net investment loss divided by the monthly average shares of beneficial interest outstanding throughout the period December 2, 1996 through September 30, 1997.
(2)Not annualized for the period December 2, 1996 through September 30, 1997.
(3)The total return does not reflect the 3% front-end sales charge.
(4)Annualized for the period December 2, 1996 through September 30, 1997.
(5)Without expense reimbursements of $120,419 for the period December 2, 1996 through September 30, 1997, the ratio of operating expenses to average net assets would have been 4.23%, and the ratio of net investment loss to average net assets would have been (3.60)%.
(6)Portfolio turnover and average commission rate paid are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


           INVESTMENT OBJECTIVE AND POLICIES

     The Fund is the first and presently, the only series of the Trust, an open-end, diversified management company. The Fund's investment objective is to seek capital appreciation. The generation of investment income is not an investment objective and, therefore, any income earned by the Fund will be incidental to the Fund's objective. The Fund will seek, under normal market conditions, to achieve its investment objective by investing its assets primarily in equity securities of domestic companies, which include but are not limited to common stocks; preferred stocks; warrants to purchase common stocks or preferred stocks; and securities convertible into common or preferred stocks, such as convertible bonds and debentures. The Fund may, when GCM deems a more conservative approach is warranted, or pending investment or reinvestment, invest up to 35% of its total assets in short-term, fixed income securities.
For temporary, defensive purposes the Fund may invest up to 100% of its total assets in such securities.
Since the Fund's assets will, under normal market conditions, consist primarily of equity securities, the net asset value of the Retail shares may be subject to greater principal fluctuation than a portfolio containing a substantial amount of fixed income securities.

     The Fund is designed to take advantage of investment and trading opportunities that investors might not otherwise have the time, expertise or inclination to exploit themselves. The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in GCM's opinion, has been overlooked by Wall Street analysts. In addition, the Fund may sell short up to 25% of its portfolio. The Fund only intends to use short positions for brief periods of time in smaller position sizes to reduce the Fund's overall risk and to increase the Fund's pool of potential investment ideas. (See "INVESTMENT
TECHNIQUES AND RISKS - Short Sales").

     When making investment decisions, GCM utilizes information and analyses from numerous sources regarding a company's sales and earnings growth;
earnings power, trends and predictability; industry, economic and political trends; relative valuation; and liquidity, to determine whether the security has the growth potential suitable for the Fund. The Fund will generally invest in companies with market capitalizations ranging from $100 million to $2 billion. The Fund is only intended to be an investment vehicle for that part of an investor's capital which can appropriately be exposed to above average risk in anticipation of greater rewards. The Fund is not designed to offer a balanced investment program suitable for all investors.

     Except for the Fund's investment objective and the investment restrictions contained in the Statement of Additional Information, the Fund's policies may be changed without a vote of the Retail class' shareholders.


            INVESTMENT TECHNIQUES AND RISKS

In General

     The Fund will not invest more than 5% of its net assets in any one of the following types of investments: preferred stocks; warrants; and securities purchased on a when-issued or delayed delivery basis. For a more extensive discussion of certain of these investments and techniques and risks associated therewith, see the Fund's Statement of Additional Information.

Short-Term Fixed Income Securities

     When GCM believes that adverse economic or market conditions justify such action, up to 100% of the Fund's assets may be held temporarily in short-term fixed-income securities, including without limitation:
U.S. government securities, including bills, notes and bonds, differing as to maturity and rate of interest, which are either issued or guaranteed by the U.S.
Treasury or by U.S. governmental agencies or instrumentalities; certificates of deposit issued against funds deposited in a U.S. bank or savings and loan association; bank time deposits, which are monies kept on deposit with U.S. banks or savings and loan associations for a stated period of time at a fixed rate of interest; bankers' acceptances which are short-term credit instruments used to finance commercial transactions; repurchase agreements entered into only with respect to obligations of the U.S. government, its agencies or instrumentalities; or commercial paper and commercial paper master notes (which are demand instruments without a fixed maturity bearing interest at rates which are fixed to known lending rates and automatically adjusted when such lending rates change) rated A-1 or better by S&P, Prime-1 or better by Moody's, Duff 2 or higher by D&P, or Fitch 2 or higher by Fitch.

Illiquid Securities

     The Fund may invest up to 10% of the value of its net assets in illiquid securities, which include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws); securities which may only be resold pursuant to Rule 144A under the Securities Act of 1933; and repurchase agreements with maturities in excess of seven days. Risks associated with restricted securities include the potential obligation to pay all or part of the registration expenses in order to sell restricted securities. A considerable period of time may elapse between the time of the decision to sell a restricted security and the time the Fund may be permitted to sell under an effective registration statement or otherwise. If, during such a period, adverse conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. The Board of Trustees of the Trust, or its delegate, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid. The Board of Trustees has adopted guidelines and delegated this determination to GCM.

ADRs

     The Fund may invest up to 25% of the value of its net assets in ADRs or other instruments denominated in U.S. dollars. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign security and denominated in U.S.
dollars. Some institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer, including reliable financial statements.

     Investments in securities of foreign issuers involve risks which are in addition to the usual risks inherent in domestic investment. In many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards.
Other risks inherent in foreign investment include expropriation; confiscatory taxation; withholding taxes on dividends and interest; less extensive regulation of foreign brokers, securities markets and issuers; costs incurred in conversions between currencies; the possibility of delays in settlement in foreign securities markets; limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country); the difficulty of enforcing obligations in other countries; diplomatic developments; and political or social instability.
Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, and many foreign securities are less liquid and their prices are more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.
Certain costs attributable to foreign investing, such as custody charges and brokerage costs, are higher than those attributable to domestic investing.

Options and Futures Transactions

     The Fund may engage in options and futures
transactions which are sometimes referred to as
derivative transactions.   The Fund's options and
futures transactions may include instruments such as stock index options and futures contracts. Such transactions may be used for several reasons, including hedging unrealized portfolio gains. The Fund will only engage in futures and options transactions which must, pursuant to regulations promulgated by the Commodity
Futures Trading Commission (the "CFTC"), constitute bona fide hedging or other permissible risk management transactions and will not enter into such transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceeds 5% of the Fund's net assets. In addition, the Fund will not enter into options and futures transactions if more than 50% of the Fund's net assets would be committed to such instruments. The Fund may hold a futures or options position until its expiration, or it can close out such a position before then at current value if a liquid secondary market is available. If the Fund cannot close out a position, it may suffer a loss apart from any loss or gain experienced at the time the Fund decided to close the position. When required by guidelines of the SEC or the CFTC, the Fund will set aside permissible liquid assets in a segregated account to secure its potential obligations under its futures or options positions. Such liquid assets may include cash, U.S. government securities and high-grade liquid debt securities. The ability of the Fund to effectively use options and futures is largely dependent upon GCM's ability to correctly use such instruments which may involve different skills than are associated with securities generally. For a further discussion of options and futures transactions, please see the Statement of Additional Information.

Short Sales

     The Fund may engage in short sale transactions in securities listed on one or more national securities exchanges, or in unlisted securities. Short selling involves the sale of borrowed securities. At the time a short sale is effected, the Fund incurs an obligation to replace the borrowed security at whatever its price may be at the time the Fund purchases it for delivery to the lender. When a short sale transaction is closed out, any gain or loss on the transaction is taxable as a short term capital gain or loss. All short sales will be fully collateralized, and no short sale will be effected which would cause the aggregate market value of all securities sold short to exceed 25% of the value of the Fund's net assets. The Fund limits short sales of any one issuer's securities to 2% of the Fund's total assets and to 2% of any one class of the issuer's securities.

Repurchase Agreements

     The Fund may invest up to 25% of its net assets in repurchase agreements entered into with Federal Reserve
Bank member banks and certain non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. GCM will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
Although no definitive criteria are used, GCM reviews the creditworthiness of the banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate those risks.

Convertible Securities

     The Fund may invest up to 25% of its net assets in securities convertible into common stocks. A convertible security entitles the holder to receive interest normally paid or accrued on the debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally have higher yields than common stocks, but lower yields than comparable non-convertible securities, are less subject to fluctuation in value than the underlying stock, and provide the potential for capital appreciation if the market price of the underlying common stock increases.
A convertible security might be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Portfolio Turnover

     The portfolio turnover rate indicates changes in the Fund's investments. The turnover rate may vary from year to year, as well as within a year. Under normal market conditions, the Fund anticipates that its portfolio turnover rate is not expected to exceed 110% and is expected to range between 70 and 110%. The
Fund's portfolio turnover rate for the period from December 2, 1996 to September 30, 1997 was 204.05% due to compliance with the short-short test which has since been repealed. A turnover rate of 100% would occur, for example, if all of the securities held by the Fund were replaced within one year. It may be affected by sales of portfolio securities necessary to meet cash requirements for redemption of shares. In the event the Fund were to have a turnover rate of 100% or more in any year, it would result in the payment by the Fund of above average transaction costs and could result in the payment by shareholders of above average amounts of taxes on realized investment gains. The Fund's portfolio turnover rate is included under "FINANCIAL
HIGHLIGHTS."


                      MANAGEMENT

     Under the laws of the State of Delaware, the Board of Trustees of the Trust is responsible for managing its business and affairs. The Trust, on behalf of the Fund, has entered into an investment advisory agreement with GCM pursuant to which GCM manages the Fund's investments and business affairs, subject to the supervision of the Trust's Board of Trustees (the
"Investment Advisory Agreement").  The Board of
Trustees also oversees duties required by applicable state and federal law.

     GCM, a growth equity capital management firm, is the investment advisor to the Fund. GCM was founded in 1989 and is located at 100 South Rockland Falls Road,
Rockland, Delaware 19732.  Under the Investment
Advisory Agreement, the Trust, on behalf of the Fund, compensates GCM for its investment advisory services at the annual rate of 1.00% of the Fund's average daily net assets for fiscal year ended September 30, 1998 and an indefinite amount of time thereafter, GCM has voluntarily agreed to waive its management fee and/or reimburse the operating expenses to the extent necessary to ensure that the Retail class' total operating expenses do not exceed 2.00% of the Fund's average daily net assets. Any such waiver or reimbursement will have the effect of lowering the overall expense ratio for the Retail class and increasing the Retail class' overall return to investors at the time any such amounts were waived and/or reimbursed.

     The Fund is currently co-managed by Charles S.
Cruice and Richard H. Gould.  Mr. Cruice has been the
President of GCM since 1989. Mr. Cruice began his career at Dean Witter Reynolds, Inc. in 1974 and joined
Friess Associates Inc., an investment management company, in 1978. Mr. Cruice holds a BA from the University of Denver. Mr. Gould has been a Vice
President of GCM since 1994.  Prior to joining GCM, Mr.
Gould was an equity analyst with PNC Investment
Management and co-managed the PNC Small Cap Growth
Fund, currently called the Compass Small Cap Growth
Fund.  Mr. Gould is a Chartered Financial Analyst and a
Chartered Market Technician. Mr. Gould received his BS in 1982 and his MBA in Finance in 1985 from The
Pennsylvania State University.

     GCM provides continuous advice and recommendations concerning the Fund's investments, and is responsible for selecting the broker-dealers who execute the portfolio transactions for the Fund. GCM provides office space for the Trust and pays the salaries, fees and expenses of all the Trust's officers and Trustees who are interested persons of GCM. In addition to providing investment advice to the Fund, GCM serves as investment advisor to pension and profit-sharing plans, and other institutional and private investors. As of February 15, 1998, GCM had approximately $450 million under management. Mr. Charles S. Cruice owns shares representing more than 51% of the voting rights of GCM.


              HOW TO PURCHASE FUND SHARES

     Retail class shares of the Fund may be purchased at the Offering Price (as defined below) through any dealer which has entered into a sales agreement with AmeriPrime Financial Securities, Inc., in its capacity as principal underwriter of the Fund's shares (the
"Distributor"), or through the Distributor directly.
Firstar Trust Company, the Fund's transfer agent (the
"Transfer Agent"), may also accept purchase applications.

     The minimum initial investment in the Fund's
Retail class is $10,000. Subsequent investments in the amount of at least $100 may be made by mail or by wire.
For individual retirement accounts, the minimum initial investment is $2,000. For investors using the Automatic Investment Plan, the minimum investment is $100. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment should be made by check or money order drawn on a U.S.
bank, savings and loan, or credit union. Minimum investments are waived for employee benefit plans qualified under Sections 401, 403(b)(7) or 457 of the Internal Revenue Code. These minimums can be changed or waived by the Fund at any time. Shareholders will be given at least 30 days' notice of any increase in the minimum dollar amount of subsequent investments.

Offering Price

     Retail class shares are sold on a continual basis at the next Offering Price, which is the sum of the net asset value per share (next computed following (i) receipt of an order in proper form by a dealer, the Distributor or the Transfer Agent, as the case may be, and (ii) acceptance of such order by the Fund) and the sales charge as set forth below. Net asset value per share is calculated once daily as of the close of trading (currently 4:00 p.m., Eastern Time) on each day the New York Stock Exchange is open. See
"DETERMINATION OF NET ASSET VALUE." The sales charge imposed on purchases of Fund shares is as follows:

                        Total Sales Charge


                               As a Percentage of     As a Percentage of     Portion of Total Offering
Amount of Sale at              Offering Price ofNet   Asset Value of         Price Retained by
Offering Price                 the Shares Purchased   the Shares Purchased   Dealers*
Less than $100,000                   3.00%                 3.09%                    3.00%
$100,000 but less than $250,000      2.00%                 2.04%                    2.00%
$250,000 but less than $500,000      1.00%                 1.01%                    1.00%
$500,000 and above               No sales charge      No sales charge           No sales charge

______________________________

* At the discretion of the Distributor, all sales charges may at times be paid to the securities dealer, if any, involved in the trade. A securities dealer which is paid all or substantially all of the sales charges may be deemed an "underwriter" under the Securities Act of 1933, as amended.

     Investors described under "Purchases at Net Asset
Value," below, may purchase shares of the Retail class without the imposition of a sales charge. In addition, no sales charge is imposed on the reinvestment of dividends or capital gains. A confirmation indicating the details of each purchase transaction will be sent to you promptly following each transaction. If a purchase order is placed through a dealer, the dealer must promptly forward the order, together with payment, to the Transfer Agent. In addition, investors described under "Quantity Discounts in the Sales
Charge," below, may purchase shares of the Retail class with reduced or waived sales charges.

Purchases at Net Asset Value

     Retail class shares may be purchased at net asset value without the imposition of a sales charge, upon the written assurance that the purchase is made for investment purposes and that the shares will not be transferred or resold except through redemption or repurchase by or on behalf of the Fund, by any of the following: (i) employee benefit plans qualified under
Section 401(k) of the Internal Revenue Code of 1986, as amended, subject to minimum requirements with respect to the number of employees or amount of purchase, which may be established by the Fund (currently, those criteria require that the employer establishing the plan have 1,000 or more eligible employees); (ii) trustees, officers, and full-time employees of the Trust, the Fund, GCM and the Distributor, and to employees and principals of related organizations and their families and certain parties related thereto, including clients and related accounts of GCM; (iii) registered securities brokers and dealers which have entered into a sales agreement with the Distributor, and their affiliates, for their investment account only; (iv) registered personnel and employees of such securities brokers and dealers referred to in (iii) above, and their spouses and family members, in accordance with the internal policies and procedures of the employing securities dealer; (v) investment advisers, financial planners and their clients who are charged a management, consulting or other fee for their services and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker or agent; and
(vi) in connection with acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company. Please call
1-800-497-3933 for more information on purchases at net asset value.

Quantity Discount in the Sales Charge

     Right of Accumulation

     The Fund permits sales charges on Retail class shares to be reduced through rights of accumulation.
The reduced sales charges will be applicable once the accumulated value of the account has reached $100,000.
For this purpose, the dollar amount of the qualifying concurrent or subsequent purchase is added to the net asset value of any other Retail class shares owned at the time. The sales charge imposed on the Retail class shares being purchased will then be at the rate applicable to the aggregate of Retail class shares purchased. For example, if the investor held Retail class shares valued at $99,999 and purchased an additional $20,000 of shares, the sales charge for the $20,000 purchase would be at the next lower sales charge on the schedule. There can be no assurance that an investor will receive the cumulative discounts to which the investor may be entitled unless the investor or the investor's dealer makes a written request for the discount at the time of placing the purchase order.
The right of accumulation may be amended or terminated at any time. This particular privilege does not entitle an investor to any adjustment in the sales charge paid previously on purchases or shares of the Fund. If the investor knows that additional purchases will be made in the future, the investor may wish to consider executing a Letter of Intent.

     Letter of Intent

     Reduced sales charges are also available to Retail class investors who enter into a written Letter of Intent providing for the purchase of Retail class shares within a 13 month period. Retail class shares purchased within a 90 day period prior to the date of receipt of the Letter of Intent by the Fund which are still owned by the investor may also be included in determining the applicable reduction in sales charge, provided the investor or the investor's dealer notifies the Fund of the prior purchases. However, the sales charges on the shares purchased before your Letter of Intent will not be recalculated.

     A Letter of Intent permits a Retail class investor to establish an aggregate investment goal over a 13 month period. Each investment made during the period will receive the reduced sales charge applicable to the amount represented by the goal as a single investment.
A number of shares equaling 5% of the dollar amount of the goal stated in the Letter of Intent will be held in escrow by the Fund in the name of the investor. The initial purchase under a Letter of Intent must be equal to at least 5% of the investment goal.

     The Letter of Intent does not obligate the investor to purchase, or the Fund to sell, the indicated amount of the investment goal. In the event the Letter of Intent goal is not achieved within the 13 month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during the period and sales charges actually paid. The Fund is authorized by the investor to liquidate a sufficient number of escrowed shares to obtain such difference. If the goal is exceeded and purchases pass the next sales charge level, the sales charge on the entire amount of the purchase that results in passing that level and on subsequent purchases will be subject to further reduced sales charges in the same manner as set forth under "Right of Accumulation," but there will be no retroactive reduction of sales charges on previous purchases. At any time while a Letter of Intent is in effect, an investor may increase the amount of the goal by written notice to the Fund. In that event, shares purchased during the previous 90 day period and still owned by the investor will be included in determining the applicable sales charge reduction. The 5% escrow and minimum purchase requirements will be applicable to the new stated goal. Investors electing to purchase
Retail class shares pursuant to a Letter of Intent should carefully read the application for Letter of Intent which is available from the Fund.

Initial Investment - Minimum $10,000

     You may purchase Retail class shares by completing the enclosed application and mailing it along with a check or money order payable to "The Rockland Growth
Fund Retail Class," to your securities dealer, the Distributor or the Transfer Agent, as the case may be.
If mailing to the Transfer Agent, please use the following address: Firstar Trust Company, Mutual Fund
Services, P. O. Box 701, Milwaukee, Wisconsin  53201-
0701. In addition, overnight mail should be sent to the following address: The Rockland Growth Fund,
Firstar Trust Company, Mutual Fund Services, Third
Floor, 615 East Michigan Street, Milwaukee, Wisconsin
53202. The Fund does not consider the U.S. Postal service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of purchase applications does not constitute receipt by the Transfer Agent or the Fund.
Do not mail letters by overnight courier to the post office box.

     If the securities dealer you have chosen to purchase Retail class shares through has not entered into a sales agreement with the Distributor, such dealer may, nevertheless, offer to place your order for the purchase of Fund shares. Purchases made through such dealers will be affected at the Offering Price.
Such dealers may also charge a transaction fee, as determined by the dealer. That fee will be in addition to the sales charge payable by you upon purchase, and may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

     If your check does not clear, you will be charged a $20.00 service fee. You will also be responsible for any losses suffered by the Retail class as a result.
Neither cash nor third-party checks will be accepted.
All applications to purchase Retail class shares are subject to acceptance by the Fund and are not binding until so accepted. The Fund reserves the right to decline or accept a purchase order application in whole or in part.

Wire Purchases

     You may purchase Retail class shares by wire. The following instructions should be followed when wiring funds to the Transfer Agent for the purchase of Retail class shares:

       Wire to:  Firstar Bank
                 ABA Number 075000022

        Credit:   Firstar Trust Company
                  Account 112-952-137

Further Credit:   The Rockland Growth Fund,
                  Retail Class
                  (shareholder account number)
                  (shareholder name/account registration)

     Please call 1-800-497-3933 prior to wiring any funds to notify the Transfer Agent that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. The
Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

Telephone Purchases

     You may purchase Retail class shares by moving money from your bank account to your Fund account.
Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members can be used for telephone transactions. To have your Retail class shares purchased at the net asset value determined as of the close of regular trading on a given date, the Transfer Agent must receive both the purchase order and payment by Electronic Funds Transfer through the ACH System before the close of regular trading on such date. Most transfers are completed within 3 business days.
Telephone transactions may not be used for initial purchases of Retail class shares.

Automatic Investment Plan - Minimum $100

     The Automatic Investment Plan ("AIP") allows you to make regular, systematic investments in the Fund from your bank checking or NOW account. The Fund will reduce the minimum initial investment to $100 for investors using the AIP. To establish the AIP, complete the appropriate section in the Fund's application. Under certain circumstances (such as discontinuation of the AIP before the Retail class minimum initial investment is reached, or, after reaching the minimum initial investment, the account balance is reduced to less than $500), the Fund reserves the right to close the investor's account.
Prior to closing any account for failure to reach the minimum initial investment, the Fund will give the investor written notice and 60 days in which to reinstate the AIP or otherwise reach the minimum initial investment. You should consider your financial ability to continue in the AIP until the minimum initial investment amount is met because the Fund has the right to close an investor's account for failure to reach the minimum initial investment. Such closing may occur in periods of declining share prices.

     Under the AIP, you may choose to make investments on the day of your choosing (or the next business day thereafter) from your financial institution in amounts of $100 or more. There is no service fee for participating in the AIP. However, a service fee of $20 will be deducted from your Fund account for any AIP purchase that does not clear due to insufficient funds or, if prior to notifying the Fund in writing or by telephone to terminate the plan, you close your bank account or in any manner prevent withdrawal of funds from the designated checking or NOW account. You can set up the AIP with any financial institution that is a member of the Automated Clearing House.

     The AIP is a method of using dollar cost averaging which is an investment strategy that involves investing a fixed amount of money at a regular time interval.
However, a program of regular investment cannot ensure a profit or protect against a loss from declining markets. By always investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. Since such a program involves continuous investment regardless of fluctuating share values, you should consider your financial ability to continue the program through periods of low share price levels.

Subsequent Investments - Minimum $100

     Additions to your account may be made by mail or by wire. When making an additional purchase by mail, enclose a check payable to "The Rockland Growth Fund
Retail Class" along with the Additional Investment Form provided on the lower portion of your account statement. To make an additional purchase by wire, please call 1-800-497-3933 for complete wiring instructions.


           DETERMINATION OF NET ASSET VALUE

     The net asset value per share for the Retail class is determined as of the close of trading (currently
4:00 p.m. Eastern Time) on each day the New York Stock
Exchange ("NYSE") is open for business. Purchase orders received or shares tendered for redemption on a day the NYSE is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day. Applications for purchase of Retail shares and requests for redemption of Retail shares received after the close of trading on the NYSE will be valued as of the close of trading on the next day the NYSE is open. Net asset value is calculated by taking the fair value of the Retail class' total assets, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks, other equity-type securities, and securities sold short are valued at the last sales price on the national securities exchange or NASDAQ on which such securities are primarily traded; provided, however, securities traded on an exchange or NASDAQ for which there were no transactions on a given day, any security sold short for which there were no transactions on a given day and securities not listed on an exchange or NASDAQ, are valued at the most recent mean between the bid and asked price. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Trustees determines that the fair market value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the security.


                 HOW TO REDEEM SHARES

In General

     Investors may request redemption of part or all of their Retail class shares at any time at the next determined net asset value. See "DETERMINATION OF NET
ASSET VALUE." No redemption request will become effective until all documents have been received in proper form by Firstar Trust Company. An investor should contact Firstar Trust Company for further information concerning documentation required for a redemption of Retail class shares. The Fund normally will mail your redemption proceeds the next business day and, in any event, no later than seven business days after receipt of a redemption request in good order. However, when a purchase has been made by check, the Fund may hold payment on redemption proceeds until it is reasonably satisfied that the check has cleared; this may take up to twelve days.

     Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by the Retail class of the broker or dealer's instruction to redeem shares. In addition, some brokers or dealers may charge a fee in connection with such redemptions.

     Investors who have an Individual Retirement
Account ("IRA") must indicate on their redemption requests whether or not federal income tax should be withheld. Redemption requests failing to make an election will be subject to withholding.

Written Redemption

     For most redemption requests, an investor need only furnish a written, unconditional request to redeem his or her Retail class shares at net asset value to the Fund's Transfer Agent: Firstar Trust Company,
Mutual Fund Services, P. O. Box 701, Milwaukee,
Wisconsin 53201-0701. Overnight mail should be sent to The Rockland Growth Fund, Firstar Trust Company, Mutual
Fund Services, Third Floor, 615 East Michigan Street,
Milwaukee, Wisconsin 53202. Requests for redemption must be signed exactly as the Retail class shares are registered, including the signature of each joint owner. You must also specify the number of shares or dollar amount to be redeemed. Redemption proceeds made by written redemption request may also be wired to a commercial bank that you have authorized on your account application. The Transfer Agent charges a $12.00 service fee for wire transactions. Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer
Agent's post office box, of redemption requests does not constitute receipt by the Transfer Agent or the Fund. Do not mail letters by overnight courier to the post office box. Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee.

Telephone Redemption

     Retail class shares may also be redeemed by calling the Transfer Agent at 1-800-497-3933. In order to utilize this procedure, a shareholder must have previously elected this option in writing, which election will be reflected in the records of the Transfer Agent, and the redemption proceeds must be mailed directly to the shareholder or transmitted to the shareholder's predesignated account. To change the designated account, send a written request with signature(s) guaranteed to the Transfer Agent. To change the address, call the Transfer Agent or send a written request with signature(s) guaranteed to the Transfer Agent. Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact. No telephone redemptions will be allowed within 15 days of such a change. The Fund reserves the right to limit the number of telephone redemptions by an investor.
Once made, telephone redemption requests may not be modified or canceled.

     The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions, and/or tape recording all telephone instructions. Assuming procedures such as the above have been followed, neither the Fund nor the Transfer Agent will be liable for any loss, cost, or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption. The Fund reserves the right to refuse a telephone redemption request if so advised.

Signature Guarantees

     Signature guarantees are required for: (i) redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares; (ii) redemption requests to be mailed or wired to other than the address of record and (iii) any redemption request if a change of address request has been received by the Fund or Transfer Agent within the last 15 days. A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms and others.

     Your account may be terminated by the Fund on not less than 30 days' notice if, at the time of any redemption of shares in your account, the value of the remaining shares in the account falls below $10,000.
Upon any such termination, a check for the redemption proceeds will be sent to the account of record within seven days of the redemption.


                   DISTRIBUTION PLAN

     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act (the "Plan"), which requires the Retail class to pay the Distributor a distribution fee of up to 0.25% of its average daily net assets computed on an annual basis. Under the terms of the Plan, the Distributor is authorized to, in turn, pay all or a portion of this fee to any securities dealer, financial institution or any other person (the "Recipient") who renders assistance in distributing or promoting the sale of Retail class shares pursuant to a written agreement (the "Related
Agreement"). To the extent such fee is not paid to such persons, the Distributor may use the fee for its own distribution expenses incurred in connection with the sale of the shares, although it is the Distributor's current intention to pay out all or most of the fee. A form of the Related Agreement referred to above has been approved by a majority of the Board of Trustees of the Trust, and of the members of the Board who are not "interested persons" of the Trust as defined in the Investment Company Act and who have no direct or indirect financial interest in the operation of the Plan or any related agreements (the
"Disinterested Trustees") voting separately.
Accordingly, the Distributor may enter into Related
Agreements with securities dealers, financial institutions or other persons without further Board approval.

     Payment of the distribution fee is to be made quarterly, within 30 days after the close of the quarter for which the fee is payable, upon the Distributor forwarding to the Board of Trustees a written report of all amounts expended pursuant to the Plan; provided, however, that the aggregate payments by the Retail class under the Plan in any month to the Distributor and all Recipients may not exceed 0.25% of the Retail class' average net assets for that quarter;
and provided further that no fee may be paid in excess of the distribution expenses as set forth in the quarterly written report. Thus, the Plan does not provide for the payment of distribution fees in subsequent periods that relate to expenses incurred in prior periods.

     The Plan, and any Related Agreement which is entered into, will continue in effect for a period of more than one year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Trust's Board of Trustees, and of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Plan, or the Related Agreement, as applicable. In addition, the Plan, and any Related Agreement, may be terminated at any time, without penalty, by vote of a majority of the outstanding voting securities of the Retail class, or by vote of a majority of the Disinterested Trustees, on not more than sixty (60) days' written notice.

                SHAREHOLDER REPORTS

     You will be provided at least semi-annually with a report showing the Fund's holdings and annually after the close of the Trust's fiscal year, which ends
September 30, with an annual report containing audited financial statements. An individual account statement will be sent to you by the Transfer Agent after each purchase or redemption of Retail class shares as well as on a quarterly basis. You will also receive an annual statement after the end of the calendar year listing all of your transactions in Retail class shares during such year.

     If you have questions about your account, you should call the Transfer Agent at 1-800-497-3933.
Investors who have general questions about the Fund or the Trust or desire additional information should write to The Rockland Funds Trust, P.O. Box 701, Milwaukee,
WI  53201-0701.


            INDIVIDUAL RETIREMENT ACCOUNTS

     Individuals may establish their own tax-sheltered
IRAs. The Fund offers three types of IRAs, including the Traditional IRA, that can be adopted by executing the appropriate Internal Revenue Service ("IRS") Form.

Traditional IRA

     In a Traditional IRA, amounts contributed to the IRA may be tax deductible at the time of contribution depending on whether the investor is an "active participant" in an employer-sponsored retirement plan and the investor's income. Distributions from a Traditional IRA will be taxed at distribution except to the extent that the distribution represents a return of the investor's own contributions for which the investor did not claim (or was not eligible to claim) a deduction. Distributions prior to age 59-1/2 may be subject to an additional 10% tax applicable to certain premature distributions. Distributions must commence by April 1 following the calendar year in which the investor attains age 70-1/2. Failure to begin distributions by this date (or distributions that do not equal certain minimum thresholds) may result in adverse tax consequences.

Roth IRA

     In a Roth IRA (sometimes known as the American
Dream IRA), amounts contributed to the IRA are taxed at the time of contribution, but distributions from the IRA are not subject to tax if the investor has held the IRA for certain minimum periods of time (generally, until age 59-1/2). Investors whose income exceeds certain limits are ineligible to contribute to a Roth
IRA. Distributions that do not satisfy the requirements for tax-free withdrawal are subject to income taxes (and possibly penalty taxes) to the extent that the distribution exceeds the investor's contributions to the IRA. The minimum distribution rules applicable to Traditional IRAs do not apply during the lifetime of the investor. Following the death of the investor, certain minimum distribution rules apply.

     For Traditional and Roth IRAs, the maximum annual contribution generally is equal to the lesser of $2,000 or 100% of the investor's compensation (earned income).
An individual may also contribute to a Traditional IRA or Roth IRA on behalf of his or her spouse provided that the individual has sufficient compensation (earned income). Contributions to a Traditional IRA reduce the allowable contributions under a Roth IRA, and contributions to a Roth IRA reduce the allowable contribution to a Traditional IRA.

Education IRA

     In an Education IRA, contributions are made to an IRA maintained on behalf of a beneficiary under age 18.
The maximum annual contribution is $500 per beneficiary. The contributions are not tax deductible when made. However, if amounts are used for certain educational purposes, neither the contributor nor the beneficiary of the IRA are taxed upon distribution.
The beneficiary is subject to income (and possibly penalty taxes) on amounts withdrawn from an Education
IRA that are not used for qualified educational purposes. Investors whose income exceeds certain limits are ineligible to contribute to an Education
IRA.

     Under current IRS regulations, IRA applicants must be furnished a disclosure statement containing information specified by the IRS. Applicants generally have the right to revoke their account within seven days after receiving the disclosure statement and obtain a full refund of their contributions. The custodian may, in its discretion, hold the initial contribution uninvested until the expiration of the seven-day revocation period. The custodian does not anticipate that it will exercise its discretion but reserves the right to do so.

Simplified Employee Pension Plan

     A Traditional IRA may also be used in conjunction with a Simplified Employee Pension Plan ("SEP-IRA"). A
SEP-IRA is established through execution of Form 5305-
SEP together with a Traditional IRA established for each eligible employee. Generally, a SEP-IRA allows an employer (including a self-employed individual) to purchase shares with tax deductible contributions not exceeding annually for any one participant 15% of compensation (disregarding for this purpose compensation in excess of $160,000 per year). The
$160,000 compensation limit applies for 1998 and is adjusted periodically for cost of living increases. A number of special rules apply to SEP Plans, including a requirement that contributions generally be made on behalf of all employees of the employer (including for this purpose a sole proprietorship or partnership) who satisfy certain minimum participation requirements.

SIMPLE IRA

     An IRA may also be used in connection with a SIMPLE Plan established by the investor's employer (or by a self-employed individual). When this is done, the IRA is known as a SIMPLE IRA, although it is similar to a Traditional IRA with the exceptions described below.
Under a SIMPLE Plan, the investor may elect to have his or her employer make salary reduction contributions of up to $6,000 per year to the SIMPLE IRA. The $6,000 limit is adjusted periodically for cost of living increases. In addition, the employer will contribute certain amounts to the investor's SIMPLE IRA, either as a matching contribution to those participants who make salary reduction contributions or as a non-elective contribution to all eligible participants whether or not making salary reduction contributions. A number of special rules apply to SIMPLE Plans, including (1) a SIMPLE Plan generally is available only to employers with fewer than 100 employees; (2) contributions must be made on behalf of all employees of the employer
(other than bargaining unit employees) who satisfy certain minimum participation requirements; (3) contributions are made to a special SIMPLE IRA that is separate and apart from the other IRAs of employees;
(4) the distribution excise tax (if otherwise applicable) is increased to 25% on withdrawals during the first two years of participation in a SIMPLE IRA;
and (5) amounts withdrawn during the first two years of participation may be rolled over tax-free only into another SIMPLE IRA (and not to a Traditional IRA or to a Roth IRA). A SIMPLE IRA is established by executing
Form 5304-SIMPLE together with an IRA established for each eligible employee.


 INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
                       TREATMENT

     The Trust intends to qualify for treatment as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed on a timely basis.

     For federal income tax purposes, all dividends paid by the Trust, on behalf of the Fund's Retail class, and net realized short-term capital gains are taxable to you as ordinary income whether reinvested or received in cash unless you are exempt from taxation or entitled to a tax deferral. Dividends and other distributions on both classes of Fund shares are calculated at the same time and in the same manner.
Dividends on Institutional class shares are expected to be higher than those on the Retail class because of the higher expenses resulting from the distribution and sales charges borne by the Retail class shares.
Distributions paid by the Trust, on behalf of the Fund's Retail class, from net realized long-term capital gains, whether received in cash or reinvested in additional shares, are taxable as such. The capital gain holding period is determined by the length of time the Fund has held the security and not the length of time you have held shares in the Retail class.
Investors are informed annually as to the amount and nature of all dividends and capital gains paid during the prior year. Such gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you will not be required to pay federal income taxes on the amounts distributed to you.

     Dividends are usually paid, and capital gains, if any, are usually distributed annually in December.
When a dividend or capital gain is distributed, the Retail class' net asset value will decrease by the amount of the payment. A dividend paid shortly after the purchase of Retail shares will reduce the net asset value of the shares purchased by the amount of the dividend. All dividends or capital gains distributions paid on the Retail class shares will automatically be reinvested in additional shares of the Retail class at the then prevailing net asset value unless an investor specifically requests that either dividends or capital gains or both be paid in cash. The election to receive dividends or reinvest them may be changed by writing to the Fund at P.O. Box 701, Milwaukee, Wisconsin 53201-
0701. Such notice must be received at least 10 days prior to the record date of any dividend or capital gain distribution.

     If you do not furnish the Fund with your correct social security number or taxpayer identification number, the Fund is required by federal law to withhold federal income tax at a rate of 31% from your distributions and redemption proceeds. If you do not have a social security number, you should indicate on the purchase application that an application to obtain a number is pending. The Fund will withhold taxes if a number is not delivered to the Fund within 7 days.

     This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.


                   FUND ORGANIZATION

     The Trust was organized as a Delaware business trust under Delaware law by Certificate of Trust on July 31, 1996. The Board of Trustees is authorized to issue an unlimited number of shares of beneficial interest in separate series, par value $0.001 per share, and to create classes of shares within each series. Currently the Fund is the only series of the Trust. Shares of the Institutional class are offered to investors subject to a $100,000 minimum initial investment. Each class of shares represent interests in the assets of the Fund and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that the distribution fees related to the Retail class shares are borne solely by that class. If the Trust issues additional series, the assets belonging to each series of shares will be held separately by the Custodian, and in effect each series will be a separate fund.

     Each share, irrespective of series or class, is entitled to one vote on all questions, except that certain matters must be voted on separately by the series or class of shares affected, and matters affecting only one series or class are voted upon only by that series or class. All shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect all of the Trustees if they choose to do so, and in such event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Trustees.

     The Trust will not hold annual shareholders' meetings except when required by the Investment Company
Act of 1940. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trust has adopted procedures in its Bylaws for the removal of Trustees by the shareholders.
As of February 1, 1998, Mr. Cruice owned a controlling interest in the Fund.


                     ADMINISTRATOR

     Pursuant to the Fund Administration Servicing
Agreement, Firstar Trust Company (the "Administrator"),
Mutual Fund Services, Third Floor, 615 East Michigan
Street, Milwaukee, Wisconsin 53202, prepares and files all federal and state tax returns, oversees the Fund's insurance relationships, participates in the preparation of the registration statement, proxy statements and reports, prepares compliance filings relating to the registration of the securities of the Retail class pursuant to state securities laws, compiles data for and prepares notices to the SEC, prepares the financial statements for the annual and semi-annual reports to the SEC and current investors, monitors the Retail class' expense accruals and performs securities valuations, monitors the Trust's status as a registered investment company under Subchapter M of the Internal Revenue Code and monitors compliance with the Fund's investment policies and restrictions, from time to time, and generally assists in the Fund's administrative operations. The
Administrator, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Fund
Administration Servicing Agreement. For the foregoing services, the Administrator receives from the Fund a fee, computed daily and payable monthly based on the Fund's average net assets at the annual rate of .06 of 1% on the Fund's average net assets, subject to an annual minimum of $50,000, plus out-of-pocket expenses.


    CUSTODIAN, TRANSFER AGENT, AND FUND ACCOUNTANT

     Firstar Trust Company, Mutual Fund Services, Third
Floor, 615 East Michigan Street, Milwaukee, Wisconsin
53202, acts as custodian of the Fund's assets and as dividend-disbursing, transfer agent, and fund accountant for the Fund.


                      DISTRIBUTOR

     AmeriPrime Financial Securities, Inc. (the
"Distributor"), 1793 Kingswood Drive, Suite 200,
Southlake, Texas 76092, serves as the principal underwriter to distribute the Fund's shares. Pursuant to an Underwriting Agreement with the Fund, the Distributor will be paid an annual fee of $18,000.
Pursuant to the Distribution Plan adopted by the Retail class pursuant to Rule 12b-1 (the "Plan"), certain distribution and shareholder servicing fees may be paid to the Distributor. Under the Plan, the Retail class may be required to pay the Distributor distribution and shareholder servicing fees for the promotion and distribution of shares and for personal services provided to shareholders of up to 0.25% annually of the Retail class' average daily net assets. The
Distributor is authorized to, in turn, pay all or a portion of these fees to any registered securities dealer, financial institution or other person
("Recipient") who renders assistance in distributing or promoting the sale of Retail class shares, or who provides certain shareholder services to Fund shareholders, pursuant to a written agreement (the
"Related Agreement"). To the extent such fee is not paid to such persons, the Distributor may use the fee for its own distribution expenses incurred in connection with the sale of Fund shares, or for any of its shareholder servicing expenses.

     Payment of the distribution and servicing fees is to be made quarterly, within 30 days after the close of the quarter for which the fee is payable, after the Distributor forwards to the Board of Trustees a written report of all amounts expensed pursuant to the Plan;
provided, however, that the aggregate payments by the Retail class under the Plan to the Distributor and all Recipients currently may not exceed 0.25% of the Retail class' average net assets for the quarter; and provided further that no fee may be paid in excess of the distribution expenses as set forth in the quarterly written report. Thus, the Plan does not provide for the payment of distribution fees in subsequent periods that relate to expenses incurred in prior periods.

     The Plan, including a form of the Related
Agreement, has been approved by a majority of the Board of Trustees, and of the Disinterested Trustees voting separately.

     The Plan, and any Related Agreement which is entered into, will continue in effect for a period of more than one year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Fund's Board of Trustees, and of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Plan, or the Related Agreement, as applicable. In addition, the Plan and any Related Agreement, may be terminated at any time, without penalty, by vote of a majority of the outstanding securities of the Retail class, or by vote of a majority of Disinterested Trustees, on not more than sixty (60) days' written notice.


           COMPARISON OF INVESTMENT RESULTS

     The Retail class may from time to time compare its investment results to various passive indices or other mutual funds and cite such comparisons in reports to shareholders, sales literature, and advertisements.
The results may be calculated on the basis of average annual total return, total return, or cumulative total return.

     Average annual total return and total return figures assume the reinvestment of all dividends and measure the net investment income generated by, and the effect of, any realized and unrealized appreciation or depreciation of the underlying investments in the Retail class over a specified period of time. Average annual total return figures are annualized and therefore represent the average annual percentage change over the specified period. Total return figures are not annualized and represent the aggregate percentage or dollar value change over the period.
Cumulative total return simply reflects the Retail class' performance over a stated period of time.

     Average annual total return, total return and cumulative total return are based upon the historical results of the Retail class and are not necessarily representative of the future performance of the Retail class. Additional information concerning the Retail class' performance appears in the Statement of Additional Information.



     The Fund reserves the right to change any of its policies, practices and procedures described in this Prospectus, including the Statement of Additional Information, without shareholder approval except in those instances where shareholder approval is expressly required.

TRUSTEES

Mr. Charles Cruice
Mr. Richard Gould
Mr. Robert Harrison
Dr. Peter Utsinger
Mr. Richard Vague


OFFICERS

Mr. Charles Cruice, President
Mr. Richard Gould, Treasurer
Mr. Jeffrey Rugen, Secretary


INVESTMENT ADVISOR

Greenville Capital Management, Inc.
100 South Rockland Falls Road
Rockland, DE  19732


CUSTODIAN, ADMINISTRATOR, TRANSFER AGENT
AND DIVIDEND-DISBURSING AGENT

Firstar Trust Company
Mutual Fund Services
Third Floor
615 East Michigan Street
Milwaukee, WI  53202


INDEPENDENT ACCOUNTANTS

KPMG Peat Marwick LLP
777 E. Wisconsin Avenue
Milwaukee, WI  53202


LEGAL COUNSEL

Godfrey & Kahn, S.C.
780 N. Water Street
Milwaukee, WI  53202